Average Annual Total Returns{- Fidelity Freedom Blend 2060 Fund} - 03.31 Fidelity Freedom Blend Funds - Class Z6 Combo Pro-06 - Fidelity Freedom Blend 2060 Fund	Fidelity Advisor Freedom Blend 2060 Fund- Class Z6 Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2060 Fund- Class Z6 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F1032 Past 1 year	F1032 Since Inception
Total	16.47%	13.71%	[1]	28.71%	18.13%	[1]	16.18%	13.11%	[1]

[1]	(a)From August 31, 2018